Supplemental disclosures of cash flows information (Tables)	12 Months Ended
Mar. 31, 2014
Supplemental disclosures of cash flows information
Schedule of supplemental disclosures of cash flows information

	Years ended March 31,
	2012	2013	2014
Supplemental disclosure of cash flow information
Cash paid for income tax	$2,790	$3,337	$3,375
Cash paid for interest	2,227	1,382	1,326
Acquisition of Horizon	—	$5,682	—